Note 27 - Earnings Per Share - Earnings Per Share Computations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Statement Line Items [Line Items]
Issued shares at the beginning of year (note 25) (in shares)	12,833,126	12,756,606	12,118,823
Weighted average shares issued (in shares)	5,792,435	74,214	51,462
Weighted average number of shares at December 31 (in shares)	18,625,561	12,830,820	12,170,285
Weighted average at December 31 (in shares)	18,625,561	12,830,820	12,170,285
Effect of dilutive options (in shares)	6,550	6,482	6,933
Weighted average number of shares (diluted) at December 31 (in shares)	18,632,111	12,837,302	12,177,218
Profit for the year attributable to owners of the Company (basic and diluted) | $	$ (4,198)	$ 17,903	$ 18,405
Blanket Mine Employee Trust Adjustment | $	(346)	(517)	(326)
Profit attributable to ordinary shareholders (basic and diluted) | $	$ (4,544)	$ 17,386	$ 18,079
Basic earnings per share - $	(0.24)	1.36	1.49
Diluted earnings per share - $	(0.24)	1.35	1.48